The Union Central Life Insurance Company ("Union Central")

                              Carillon Life Account

                                  Supplement to
                              Excel Performance VUL
                          Prospectus Dated May 1, 2009

                        Supplement Dated August 25, 2009


Effective as of September 1, 2009, Calvert Asset Management Company, Inc. ("Calvert") is responsible for the day-to-day management of the Ameritas Small Company Equity Portfolio. This change was approved by the Board of Directors of Calvert Variable Series, Inc. (the "Board") at a special meeting of the Board held on August 6, 2009. Calvert is providing shareholders with an Information Statement detailing the management change.

Therefore, the prospectus for the Union Central product listed above is amended by removing all references to OFI Institutional Asset Management, Inc., including in the portfolio objectives chart found in the Separate Account Variable Investment Options section. The Ameritas Small Company Equity Portfolio information in the objectives chart is updated to read as follows:

------------------------------------------------------------ ---------------------------------------------------------
FUND NAME                                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ ---------------------------------------------------------
              Calvert Variable Series, Inc.*                          Calvert Asset Management Company, Inc.
------------------------------------------------------------ ---------------------------------------------------------
Ameritas Small Company Equity Portfolio - No subadviser      Long-term capital appreciation.
------------------------------------------------------------ ---------------------------------------------------------
*This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Union Central.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended.
Please see the Ameritas Small Company Equity Portfolio prospectus and supplement for more information.

  Please retain this Supplement with the current prospectus for your variable
           Policy issued by The Union Central Life Insurance Company.
      If you do not have a current prospectus, please contact Union Central at 1-800-319-6902.